Employee Benefits - Expenses Related to Defined Benefit Plans Recognized in Profit or Loss and Line Items Included in Consolidated Statements of Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	₩ 173,534	₩ 150,136	₩ 163,652
Net interest cost	(5,274)	(5,895)	(2,983)
Expenses related to defined benefit plans	168,260	144,241	160,669
Cost of sales [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	128,706	110,750	122,369
Selling expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	8,017	6,631	8,505
Administrative expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	18,780	16,496	17,875
Research and development expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	₩ 12,757	₩ 10,364	₩ 11,920